CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (Q3) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended					9 Months Ended		12 Months Ended
	Feb. 11, 2020	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2019
Cash flows from operating activities
Net income	$ 22	$ 2,957	$ 40,622	$ (1,067)	$ 32,680	$ (2,951)	$ 2,510	$ 42,534	$ 32,239
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization			824					2,375	1,883
Equity-based awards								1,598	116
Loss on asset disposals								60	47
Change in fair value of long-term warrant liability			0					(771)	(2,773)
Non-cash interest expense								6,178	2,404
Non-cash gain on settlement of contingent consideration								0	(1,674)
(Increase) decrease in assets:
Accounts receivable								(42,145)	(19,939)
Inventories								106,038	(43,191)
Prepaid expenses and other current assets								(3,557)	(987)
Deposits								(11)	15
Increase (decrease) in liabilities:
Accounts payable								19,608	4,921
Other payables and accrued expenses								12,718	4,014
Customer deposits								7,971	(99)
Net cash (used in) provided by operating activities								152,596	(23,024)
Cash flows from investing activities
Purchases of property and equipment and construction in progress								(3,923)	(5,913)
Proceeds from disposal of property and equipment								1,616	70
Cash used in acquisitions								0	(2,146)
Net cash used in investing activities								(2,307)	(7,989)
Cash flows from financing activities
Net (payments) borrowings from floor plan								(49,316)	49,263
Proceeds from long-term debt								49,307	12,070
Payments on long-term debt								(19,380)	(7,022)
Payments of debt issuance costs								(1,762)	(203)
Payments of offering costs								(5,217)	0
Payment of acquisition contingent consideration								(1,457)	0
Distributions to redeemable preferred interest members and redemption of redeemable preferred interest								(90,503)	(2,531)
Proceeds from issuance of Class A common stock sold in initial public offering, net of underwriting discounts and commissions								59,234	0
Distributions to members								(11,618)	(9,887)
Net cash (used in) provided by financing activities								(70,712)	41,690
Net change in cash								79,577	10,677
Cash and restricted cash at beginning of period				$ 11,492			$ 15,757	11,492	15,757	$ 15,757
Cash and restricted cash at end of period			$ 91,069		$ 26,434			91,069	26,434	$ 11,492
Supplemental cash flow disclosures
Cash paid for interest								8,696	8,717
Noncash items
Acquisition purchase price funded by long-term debt								0	18,800
Acquisition purchase price funded by seller notes payable								0	8,274
Purchase of property and equipment funded by long-term debt								$ 1,046	$ 1,040